Share Capital - Summary of Share Capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Authorised, allotted, called up and fully paid ordinary shares, par value £0.05	£ 4,165	£ 3,919	£ 3,554
Number of shares in issue	83,306,259	78,370,265	71,069,933	69,991,624